Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of Trade receivables

Composition:

	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Open accounts	120,700	124,482	37,543
Credit cards	161	64	51
Checks receivables	17,468	15,087	5,433
Less – provision for return of goods	(5,131)	(3,394)	(1,595)
Less – estimated credit loss	(1,897)	(3,200)	(592)
	131,301	133,039	40,840

Schdeule of Trade Receivables Balance
The table below shows the trade receivables balance for 31 December 2020 segmented by the due date.
	Trade receivables- days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	90<	Total
December 31, 2020	112,882	6,374	79	130	1,235	120,700
December 31, 2019	91,789	20,427	6,371	1,182	4,713	124,482

Schedule of Changes in the allowance of doubtful debts
Changes in the allowance of credit loss

	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Balance at beginning of the year	3,200	2,370	995
Bad debts	(1,937)	-	(603)
Changes in allowance for doubtful debts	634	830	200
Balance at end of the year	1,897	3,200	592